Trade and other receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Trade and other receivables [abstract]
Trade receivables	£ 2,661	£ 2,152
Accrued income	1,110	886
Provision for impairment of receivables and accrued income	(741)	(672)
Trade receivables and accrued income, net	3,030	2,366
Prepayments	429	387
Contract assets	33	13
Other receivables	223	153
Trade and other receivables	£ 3,715	£ 2,919